                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-C



                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997



                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
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                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220



                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1997 annual report of the Nationwide VA Separate Account-C.

Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President


                                        3
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                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         3,566,076 shares (cost $72,188,237) ..............................     $  86,584,335
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         786,071 shares (cost $14,146,470) ................................        15,092,557
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,807,935 shares (cost $8,807,935) ...............................         8,807,935
      Nationwide SAT - Total Return Fund (NSATTotRe)
         3,205,220 shares (cost $44,633,544) ..............................        52,501,509
      One Group - Asset Allocation Fund (OGAstAll)
         3,094,482 shares (cost $38,640,124) ..............................        40,816,210
      One Group - Government Bond Fund (OGGvtBd)
         2,136,061 shares (cost $21,834,056) ..............................        22,385,919
      One Group - Growth Opportunities Fund (OGGrOpp)
         3,576,169 shares (cost $47,300,553) ..............................        50,817,362
      One Group - Large Company Growth Fund (OGLgCoGr)
         5,802,479 shares (cost $81,859,034) ..............................        99,860,666
                                                                                   ----------
            Total investments .............................................       376,866,493
   Accounts receivable ....................................................             4,925
                                                                                   ----------
            Total assets ..................................................       376,871,418
ACCOUNTS PAYABLE ..........................................................             8,948
                                                                                   ----------
CONTRACT OWNERS' EQUITY ...................................................     $ 376,862,470
                                                                                   ==========

                                        4

                                                                                                                   ANNUAL
   Contract owners' equity represented by:                   UNITS         UNIT VALUE                              RETURN
                                                           --------         ---------                              -------
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ................................    1,663,574       $ 19.268781         $ 32,055,043           26%
         Non-tax qualified ............................    2,829,983         19.268781           54,530,323           26%

      Fidelity VIP - Overseas Portfolio:
         Tax qualified ................................      360,753         12.709885            4,585,129           10%
         Non-tax qualified ............................      826,716         12.709885           10,507,465           10%

      Nationwide SAT - Money Market Fund:
         Tax qualified ................................      269,586         11.392164            3,071,168            4%
         Non-tax qualified ............................      502,861         11.392164            5,728,675            4%

      Nationwide SAT - Total Return Fund:
         Tax qualified ................................    1,003,531         19.118736           19,186,244           28%
         Non-tax qualified ............................    1,742,657         19.118736           33,317,399           28%

      One Group - Asset Allocation Fund:
         Tax qualified ................................      882,338         15.674014           13,829,778           21%
         Non-tax qualified ............................    1,619,845         15.674014           25,389,473           21%
         Initial Funding by Depositor (note 1a) .......       97,500         16.381936            1,597,239           23%

      One Group - Government Bond Fund:
         Tax qualified ................................      488,790         12.460216            6,090,429            8%
         Non-tax qualified ............................      785,214         12.460216            9,783,936            8%
         Initial Funding by Depositor (note 1a) .......      500,000         13.023184            6,511,592           10%

      One Group - Growth Opportunities Fund:
         Tax qualified ................................      969,427         17.286833           16,758,323           28%
         Non-tax qualified ............................    1,967,681         17.286833           34,014,973           28%
         Initial Funding by Depositor (note 1a) .......        2,500         18.067840               45,170           30%

      One Group - Large Company Growth Fund:
         Tax qualified ................................    1,752,117         18.376907           32,198,491           30%
         Non-tax qualified ............................    3,368,336         18.376907           61,899,597           30%
         Initial Funding by Depositor (note 1a) .......      300,000         19.206744            5,762,023           32%
                                                          ==========        ==========          -----------
                                                                                               $376,862,470
                                                                                               ============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------

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
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                        NATIONWIDE VA SEPARATE ACCOUNT-C

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                     TOTAL                        FIDVIPEI
                                                       ------------------------------  ------------------------------
                                                            1997            1996            1997            1996
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................     $    4,265,024       2,249,625         715,785          19,753
Mortality, expense and administration
  charges (note 2) ...............................         (3,381,832)     (1,332,177)       (831,713)       (328,693)
                                                       --------------  --------------  --------------  --------------
  Net investment activity ........................            883,192         917,448        (115,928)       (308,940)
                                                       --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............         11,087,093       6,134,856         833,449         480,832
Cost of mutual fund shares sold ..................        (10,118,939)     (5,900,535)       (586,402)       (373,323)
                                                       --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............            968,154         234,321         247,047         107,509
Change in unrealized gain (loss) on investments ..         35,424,272       8,440,018      10,419,343       2,840,714
                                                       --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................         36,392,426       8,674,339      10,666,390       2,948,223
                                                       --------------  --------------  --------------  --------------
Reinvested capital gains .........................         17,620,814       4,402,311       3,598,807         566,259
                                                       --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         54,896,432      13,994,098      14,149,269       3,205,542
                                                       --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................        164,145,907      97,359,956      33,139,661      24,203,112
Transfers between funds ..........................                 -               -        1,982,841       1,415,097
Redemptions ......................................         (9,912,134)     (3,074,851)     (2,166,009)       (700,730)
Annuity benefits .................................                 -               -               -               -
Annual contract maintenance charge (note 2) ......                 -          (39,851)             -           (9,145)
Contingent deferred sales charges (note 2) .......           (345,222)       (162,806)        (82,994)        (39,566)
Adjustments to maintain reserves .................              2,745          10,270           2,207           1,589
                                                       --------------  --------------  --------------  --------------
    Net equity transactions ......................        153,891,296      94,092,718      32,875,706      24,870,357
                                                       --------------  --------------  --------------  --------------
Net change in contract owners' equity ............        208,787,728     108,086,816      47,024,975      28,075,899
Contract owner's equity beginning of period ......        168,074,742      59,987,926      39,560,391      11,484,492
                                                       --------------  --------------  --------------  --------------
Contract owners' equity end of period ............     $  376,862,470     168,074,742      86,585,366      39,560,391
                                                       ==============  ==============  ==============  ==============

                                                                 FIDVIPOV                        NSATMYMKT
                                                       ------------------------------  -------------------------------
                                                            1997           1996             1997            1996
                                                       -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................           140,536           34,549         410,915         194,298
Mortality, expense and administration
  charges (note 2) ...............................          (155,335)         (66,321)       (104,872)        (51,406)
                                                       -------------   --------------  --------------  --------------
  Net investment activity ........................           (14,799)         (31,772)        306,043         142,892
                                                       -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............           296,780           56,135       7,532,542       4,682,527
Cost of mutual fund shares sold ..................          (247,708)         (52,055)     (7,532,542)     (4,682,527)
                                                       -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............            49,072            4,080              -               -
Change in unrealized gain (loss) on investments ..           230,256          572,885              -               -
                                                       -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................           279,328          576,965              -               -
                                                       -------------   --------------  --------------  --------------
Reinvested capital gains .........................           557,884           38,004              -               -
                                                       -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           822,413          583,197         306,043         142,892
                                                       -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................         6,345,492        4,290,279      12,257,596       8,086,975
Transfers between funds ..........................           555,514          212,509      (7,836,939)     (5,203,304)
Redemptions ......................................          (287,407)        (180,584)     (1,106,114)       (161,261)
Annuity benefits .................................                -                -               -               -
Annual contract maintenance charge (note 2) ......                -            (2,811)             -             (645)
Contingent deferred sales charges (note 2) .......           (11,122)          (9,223)        (12,456)         (5,593)
Adjustments to maintain reserves .................               210              129             853             489
                                                       -------------   --------------  --------------  --------------
    Net equity transactions ......................         6,602,687        4,310,299       3,302,940       2,716,661
                                                       -------------   --------------  --------------  --------------
Net change in contract owners' equity ............         7,425,100        4,893,496       3,608,983       2,859,553
Contract owner's equity beginning of period ......         7,667,494        2,773,998       5,190,860       2,331,307
                                                       -------------   --------------  --------------  --------------
Contract owners' equity end of period ............        15,092,594        7,667,494       8,799,843       5,190,860
                                                       =============   ==============  ==============  ==============


                                                          6

                        NATIONWIDE VA SEPARATE ACCOUNT-C

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                     NSATTOTRE                        OGASTALL
                                                          ------------------------------  ------------------------------
                                                               1997            1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................        $      581,993         277,827         851,407         307,550
Mortality, expense and administration
  charges (note 2) ...............................              (486,093)       (169,743)       (327,460)       (109,456)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ........................                95,900         108,084         523,947         198,094
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............             1,234,589         346,275         230,267         136,365
Cost of mutual fund shares sold ..................              (782,774)       (281,951)       (180,939)       (118,065)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............               451,815          64,324          49,328          18,300
Change in unrealized gain (loss) on investments ..             6,133,091       1,567,068       1,354,415         500,594
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................             6,584,906       1,631,392       1,403,743         518,894
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains .........................             1,667,393         810,338       2,977,924         338,743
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             8,348,199       2,549,814       4,905,614       1,055,731
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            23,481,911      11,827,035      21,558,362       8,038,469
Transfers between funds ..........................               990,636       1,169,436         739,176         510,173
Redemptions ......................................            (1,737,301)       (340,223)       (662,596)       (293,784)
Annuity benefits .................................                    -               -               -               -
Annual contract maintenance charge (note 2) ......                    -           (4,548)             -           (2,812)
Contingent deferred sales charges (note 2) .......               (60,534)        (18,078)        (23,352)        (12,802)
Adjustments to maintain reserves .................                 5,636           1,096               7             330
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ......................            22,680,348      12,634,718      21,611,597       8,239,574
                                                          --------------  --------------  --------------  --------------

Net change in contract owners' equity ............            31,028,547      15,184,532      26,517,211       9,295,305
Contract owners' equity beginning of period ......            21,475,096       6,290,564      14,299,279       5,003,974
                                                          --------------  --------------  --------------  --------------
Contract owners' equity end of period ............        $   52,503,643      21,475,096      40,816,490      14,299,279
                                                          ==============  ==============  ==============  ==============

                                                                     OGGVTBD                        OGGROPP
                                                          ------------------------------  ------------------------------
                                                              1997             1996            1997           1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................            1,067,051          752,586              -          284,265
Mortality, expense and administration
  charges (note 2) ...............................             (149,083)         (86,698)       (471,076)       (186,274)
                                                          -------------   --------------  --------------  --------------
  Net investment activity ........................              917,968          665,888        (471,076)         97,991
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............              475,970          286,338         238,598          65,570
Cost of mutual fund shares sold ..................             (475,470)        (277,564)       (172,586)        (51,439)
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............                  500            8,774          66,012          14,131
Change in unrealized gain (loss) on investments ..              586,023         (324,635)      3,478,714         (69,471)
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................              586,523         (315,861)      3,544,726         (55,340)
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains .........................               41,992            3,690       4,836,828       1,711,951
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            1,546,483          353,717       7,910,478       1,754,602
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            6,064,947        5,476,081      20,472,239      13,529,593
Transfers between funds ..........................              493,915         (109,357)      1,411,094         822,315
Redemptions ......................................             (359,045)        (156,819)     (1,253,599)       (487,993)
Annuity benefits .................................                   -                -               -               -
Annual contract maintenance charge (note 2) ......                   -            (1,880)             -           (6,440)
Contingent deferred sales charges (note 2) .......               (9,910)          (7,344)        (54,360)        (27,512)
Adjustments to maintain reserves .................                   43              266          (3,179)          3,150
                                                          -------------   --------------  --------------  --------------
    Net equity transactions ......................            6,189,950        5,200,947      20,572,195      13,833,113
                                                          -------------   --------------  --------------  --------------

Net change in contract owners' equity ............            7,736,433        5,554,664      28,482,673      15,587,715
Contract owners' equity beginning of period ......           14,649,524        9,094,860      22,335,793       6,748,078
                                                          -------------   --------------  --------------  --------------
Contract owners' equity end of period ............           22,385,957       14,649,524      50,818,466      22,335,793
                                                          =============   ==============  ==============  ==============

                                                                                                             (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      OGLGCOGR
                                                            ------------------------------
                                                                 1997           1996
                                                            --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $       497,337         378,797
Mortality, expense and administration
  charges (note 2) ....................................           (856,200)       (333,586)
                                                            --------------  --------------
  Net investment activity .............................           (358,863)         45,211
                                                            --------------  --------------

Proceeds from mutual fund shares sold .................            244,898          80,814
Cost of mutual fund shares sold .......................           (140,518)        (63,611)
                                                            --------------  --------------
  Realized gain (loss) on investments .................            104,380          17,203
Change in unrealized gain (loss) on investments .......         13,222,430       3,352,863
                                                            --------------  --------------
  Net gain (loss) on investments ......................         13,326,810       3,370,066
                                                            --------------  --------------
Reinvested capital gains ..............................          3,939,986         933,326
                                                            --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................         16,907,933       4,348,603
                                                            --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................         40,825,699      21,908,412
Transfers between funds ...............................          1,663,763       1,183,131
Redemptions ...........................................         (2,340,063)       (753,457)
Annuity benefits ......................................                 -               -
Annual contract maintenance charge (note 2) ...........                 -          (11,570)
Contingent deferred sales charges (note 2) ............            (90,494)        (42,688)
Adjustments to maintain reserves ......................             (3,032)          3,221
                                                            --------------  --------------
    Net equity transactions ...........................         40,055,873      22,287,049
                                                            --------------  --------------

Net change in contract owners' equity .................         56,963,806      26,635,652
Contract owners' equity beginning of period ...........         42,896,305      16,260,653
                                                            --------------  --------------
Contract owners' equity end of period .................     $   99,860,111      42,896,305
                                                            ==============  ==============

See accompanying notes to financial statements.

                                             8

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On August 17, 1994, the Company (Depositor) transferred to the Account 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 2,500 shares of the One Group-Growth Opportunities Fund and 300,000 shares of the One Group-Large Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 2,500 units of the One Group-Growth Opportunities Fund and 300,000 units of the One Group-Large Company Growth Fund. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on August 17, 1994 was $9,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Funds of The One Group(R) Investment Trust (One Group);
                One Group - Asset Allocation Fund (OGAstAll)
                One Group - Government Bond Fund (OGGvtBd)
                One Group - Growth Opportunities Fund (OGGrOpp)
                One Group - Large Company Growth Fund (OGLgCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. Prior to 1997, the Company deducted an annual contract maintenance charge of $30. This charge is no longer assessed. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-C as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                       Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA * COLUMBUS,                     U.S. Postage
OHIO 43215-2220                                                       PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company.